Derivative Liabilities (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Liabilities Details 1
Beginning balance	$ 106,176	$ 3,074,504	$ 1,573,859
Change in fair value of derivative liabilities	(30,079)	3,739,262	(963,863)
Ending balance	$ 76,097	$ 106,176	$ 3,074,504